Earnings per share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings per share
Earnings per Share

Basic earnings per share are computed based upon the weighted average number of shares outstanding and diluted earnings per share are computed based upon the weighted average number of shares and dilutive share equivalents (consisting of incentive stock options, non-qualified stock options, restricted stock units and employee stock purchase plan contributions) outstanding during the periods using the treasury stock method.

The following is a reconciliation of the shares used to compute basic and diluted earnings per share (in thousands):

	Year Ended December 31,
	2014	2013	2012
Weighted average number of common shares outstanding used to compute basic earnings per share	53,437	53,481	46,739
Dilutive effect of stock-based awards	857	1,074	1,087
Number of shares used to compute diluted earnings per share	54,294	54,555	47,826

There were no significant share equivalents outstanding during the years ended December 31, 2014, 2013 and 2012 that were anti-dilutive when applying the treasury stock method.